Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligation.
Schedule of reconciliation of the beginning and ending amount of asset retirement obligation

	Thousands of Yen
	2022	2021
Beginning balance	¥298,994	¥191,192
Liabilities incurred	2,150	114,946
Liabilities settled	(14,639)	(9,316)
Accretion expense	24,424	2,172
Ending balance	¥310,929	¥298,994